XAI Octagon Floating Rate & Alternative Income Term Trust

Schedule of Investments

December 31, 2020 (Unaudited)

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT(b)(c)- 13.76%* (9.71% of Total Investments)
Apidos CLO XXVII, CLO 2017-27A, D(d)	6.62%	3M US L + 6.40%	07/17/2030	$375,000	$353,038
Apidos CLO XXXII, CLO 2020-32A, E(d)	6.97%	3M US L + 6.75%	01/20/2033	250,000	247,866
Atrium XIV LLC, CLO 2018-14A, E(d)	5.88%	3M US L + 5.65%	08/23/2030	500,000	448,880
Carlyle US CLO 2019-4, Ltd., CLO 2020-4A, D(d)	7.89%	3M US L + 7.65%	01/15/2033	600,000	597,028
CIFC Funding 2015-I, Ltd., CLO 2015-1A, ERR(d)	6.22%	3M US L + 6.00%	01/22/2031	500,000	464,724
CIFC Funding 2019-VI, Ltd., CLO 2019-6A, E(d)	7.63%	3M US L + 7.40%	01/16/2033	500,000	503,344
GoldenTree Loan Management US CLO 1, Ltd., CLO 2017-1A, F(d)	5.82%	3M US L + 5.60%	04/20/2029	1,000,000	811,345
HPS Loan Management 11-2017, Ltd., CLO 2017-11A, F(d)	8.08%	3M US L + 7.85%	05/06/2030	1,000,000	831,882
Madison Park Funding XVII, Ltd., CLO 2015-17A, FR(d)	7.69%	3M US L + 7.48%	07/21/2030	1,000,000	873,632
Madison Park Funding XXXVI, Ltd., CLO 2019-36A, E(d)	7.49%	3M US L + 7.25%	01/15/2033	250,000	250,308
Magnetite XXIV, Ltd., CLO 2019-24A, E(d)	7.19%	3M US L + 6.95%	01/15/2033	500,000	500,010
Neuberger Berman Loan Advisers CLO 24, Ltd., CLO 2017-24A, E(d)	6.24%	3M US L + 6.02%	04/19/2030	1,000,000	959,046
OHA Credit Funding 5, Ltd., CLO 2020-5A, E(d)	6.47%	3M US L + 6.25%	04/18/2033	1,000,000	950,287
Regatta XIV Funding, Ltd., CLO 2018-3A, E(d)	6.16%	3M US L + 5.95%	10/25/2031	750,000	718,493
Regatta XVI Funding, Ltd., CLO 2019-2A, E(d)	7.24%	3M US L + 7.00%	01/15/2033	1,000,000	967,066
Sound Point CLO II, Ltd., CLO 2013-1A, B2R(d)	5.71%	3M US L + 5.50%	01/26/2031	250,000	219,324
Sound Point CLO XVIII, Ltd., CLO 2017-4A, D(d)	5.72%	3M US L + 5.50%	01/20/2031	500,000	440,571
Symphony CLO XXI, Ltd., CLO 2019-21A, E(d)	6.99%	3M US L + 6.75%	07/15/2032	1,000,000	986,728
THL Credit Wind River 2017-4 CLO, Ltd., CLO 2017-4A, E(d)	6.02%	3M US L + 5.80%	11/20/2030	500,000	447,429
THL Credit Wind River 2019-1 CLO, Ltd., CLO 2019-1A, E(d)	6.94%	3M US L + 6.72%	04/20/2031	750,000	739,041
Voya CLO 2020-3, Ltd., CLO 2020-3A, E(d)	6.48%	3M US L + 6.28%	10/20/2031	2,000,000	1,972,560
Total Collateralized Loan Obligations Debt (Cost $14,836,342)				$15,225,000	$14,282,602

COLLATERALIZED LOAN OBLIGATIONS EQUITY(c)(e)- 59.61%* (42.10% of Total Investments)
Anchorage Capital CLO 1-R, Ltd., CLO 2018-1RA, SUB(d)	N/A	Estimated yield of 16.71%	04/13/2031	4,150,000	2,646,347
Anchorage Capital CLO 3-R, Ltd., CLO 2014-3RA, SUB(d)	N/A	Estimated yield of 12.53%	01/28/2031	1,400,000	1,032,357
Anchorage Capital CLO 4-R, Ltd., CLO 2018-4RA, SUB(d)	N/A	Estimated yield of 12.82%	01/28/2031	3,000,000	2,127,726
Anchorage Capital CLO 7, Ltd., CLO 2015-7A, SUBA(d)	N/A	Estimated yield of 32.84%	01/28/2031	1,750,000	938,000
Anchorage Capital CLO 9, Ltd., CLO 2016-9A, SUB(d)	N/A	Estimated yield of 18.48%	07/15/2032	2,500,000	1,120,240
Apidos CLO XXVII, CLO 2017-27A, SUB(d)	N/A	Estimated yield of 9.82%	07/17/2030	1,300,000	605,033
Apidos CLO XXVIII, CLO 2017-28A, SUB(d)	N/A	Estimated yield of 7.80%	01/20/2031	3,500,000	1,985,200
ARES LI CLO, Ltd., CLO 2019-51A, INC(d)	N/A	Estimated yield of 15.99%	04/15/2031	1,699,959	1,147,981
ARES LI CLO, Ltd., CLO 2019-51A, SUB(d)	N/A	Estimated yield of 15.99%	04/15/2031	2,300,041	1,553,215
Battalion Clo XV, Ltd., CLO 2020-15A, SUB(d)	N/A	Estimated yield of 18.26%	01/17/2033	4,500,000	3,821,238
Battalion Clo XVI, Ltd., CLO 2019-16A, SUB(d)	N/A	Estimated yield of 15.73%	12/19/2032	3,500,000	3,042,742
Carlyle Global Market Strategies CLO 2013-1, Ltd., CLO 2013-1A, SUB(d)	N/A	Estimated yield of 6.39%	08/14/2030	3,500,000	1,382,300
Carlyle Global Market Strategies CLO 2016-1, Ltd., CLO 2016-1A, SUBA(d)	N/A	Estimated yield of 0.00%	04/20/2027	598,000	312,510
Carlyle US CLO 2018-2, Ltd., CLO 2018-2A, SUB(d)	N/A	Estimated yield of 12.10%	10/15/2031	933,000	668,929
Carlyle US CLO 2019-4, Ltd., CLO 2020-4A, SUBA(d)	N/A	Estimated yield of 17.20%	01/15/2033	4,000,000	3,397,696
Catamaran CLO 2015-1, Ltd., CLO 2015-1A, SUB(d)	N/A	Estimated yield of 0.00%	04/22/2027	750,000	172,350
CIFC Funding 2017-III, Ltd., CLO 2017-3A, SUB(d)	N/A	Estimated yield of 12.35%	07/30/2030	1,400,000	771,645
CIFC Funding 2017-V, Ltd., CLO 2017-5A, SUB(d)	N/A	Estimated yield of 10.60%	11/16/2030	3,000,000	1,799,568
CIFC Funding 2018-I, Ltd., CLO 2018-1A, SUB(d)	N/A	Estimated yield of 13.64%	04/18/2031	3,250,000	2,113,501
CIFC Funding 2018-III, Ltd., CLO 2018-3A, SUB(d)	N/A	Estimated yield of 19.14%	07/18/2031	3,000,000	1,881,422
CIFC Funding 2019-III, Ltd., CLO 2019-3A, SUB(d)	N/A	Estimated yield of 13.00%	07/16/2032	750,000	519,619
CIFC Funding 2020-III, Ltd., CLO 2020-3A, SUB(d)	N/A	Estimated yield of 16.81%	10/20/2031	150,000	144,720

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY(c)(e) (continued)
CIFC Funding, Ltd., CLO 2020-2A, INC(d)	N/A	Estimated yield of 16.61%	08/24/2032	$1,000,000	$976,604
Madison Park Funding XVIII, Ltd., CLO 2015-18A, SUB(d)	N/A	Estimated yield of 8.15%	10/21/2027	4,000,000	2,220,000
Madison Park Funding XX, Ltd., CLO 2016-20A, SUB(d)	N/A	Estimated yield of 22.64%	07/27/2030	1,740,000	1,080,380
Madison Park Funding XXIX, Ltd., CLO 2018-29A, SUB(d)	N/A	Estimated yield of 16.91%	10/18/2047	3,750,000	2,765,933
Madison Park Funding XXXVII, Ltd., CLO 2019-37A, SUB(d)	N/A	Estimated yield of 16.25%	07/15/2032	5,500,000	4,705,344
Niagara Park Clo, Ltd., CLO 2019-1A, SUB(d)	N/A	Estimated yield of 17.40%	07/17/2032	2,648,000	1,795,897
Oak Hill Credit Partners X-R, Ltd., CLO 2014-10RA, SUB(d)	N/A	Estimated yield of 14.76%	12/20/2030	4,800,000	1,855,680
OHA Credit Partners XI, Ltd., CLO 2015-11A, SUB(d)	N/A	Estimated yield of 14.34%	01/20/2032	2,750,000	1,705,440
OHA Credit Partners XII, Ltd., CLO 2016-12A, SUB(d)	N/A	Estimated yield of 17.96%	07/23/2030	1,500,000	1,124,798
Sound Point CLO III, Ltd., CLO 2017-3A, SUB(d)	N/A	Estimated yield of 9.88%	10/20/2030	1,500,000	836,345
Sound Point CLO III-R, Ltd., CLO 2013-2RA, SUB(d)	N/A	Estimated yield of 0.00%	04/15/2029	1,000,000	165,842
Sound Point CLO VI-R, Ltd., CLO 2014-2RA, SUB(d)	N/A	Estimated yield of 9.57%	10/20/2031	2,000,000	467,794
Symphony CLO XVI, Ltd., CLO 2015-16A, SUB(d)	N/A	Estimated yield of 17.39%	10/15/2031	5,750,000	2,278,748
Thacher Park CLO, Ltd., CLO 2014-1A, SUB(d)	N/A	Estimated yield of 0.00%	10/20/2026	6,000,000	1,113,000
THL Credit Wind River 2018-2 CLO, Ltd., CLO 2018-2A, SUB(d)	N/A	Estimated yield of 14.35%	07/15/2030	2,500,000	1,721,391
THL Credit Wind River 2018-3 CLO, Ltd., CLO 2018-3A, SUB(d)	N/A	Estimated yield of 19.28%	01/20/2031	3,000,000	2,103,495
Wind River 2016-1 CLO, Ltd., CLO 2016-1A, SUB(d)	N/A	Estimated yield of 0.00%	07/15/2028	4,000,000	1,787,852
Total Collateralized Loan Obligations Equity (Cost $72,726,247)				$104,369,000	$61,888,882

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
CORPORATE BONDS - 2.90%* (2.05% of Total Investments)
Automobiles - 0.71% (0.50% of Total Investments)
Ford Motor Co., Senior Unsecured	9.00%	N/A	04/22/2025	467,000	573,873
Ford Motor Co., Senior Unsecured	9.63%	N/A	04/22/2030	116,000	163,847
Total Automobiles				583,000	737,720

Building Products - 0.35% (0.24% of Total Investments)
White Cap Buyer LLC, Subordinated(d)	6.88%	N/A	10/15/2028	335,000	356,775

Diversified Telecommunication Services - 0.46% (0.33% of Total Investments)
Windstream Escrow LLC / Windstream Escrow Finance Corp., Senior Secured(d)	7.75%	N/A	08/15/2028	480,000	481,200

Hotels, Restaurants & Leisure - 0.71% (0.50% of Total Investments)
Affinity Gaming, Senior Secured(d)	6.88%	N/A	12/15/2027	60,000	63,000
AMC Entertainment Holdings, Inc., Senior Secured(d)	10.50%	N/A	04/15/2025	963,000	672,535
Total Hotels, Restaurants & Leisure				1,023,000	735,535

IT Services - 0.35% (0.25% of Total Investments)
Avaya, Inc., Senior Secured(d)	6.13%	N/A	09/15/2028	345,000	366,699

Transportation Infrastructure - 0.32% (0.23% of Total Investments)
Uber Technologies, Inc., Senior Unsecured(d)	6.25%	N/A	01/15/2028	305,000	331,688

Total Corporate Bonds (Cost $3,053,837)				$3,071,000	$3,009,617

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SECURED SECOND LIEN LOANS(b) - 3.33%* (2.36% of Total Investments)
Aerospace & Defense - 0.07% (0.05% of Total Investments)
New Constellis Borrower LLC, B(f)	12.00%	1M US L + 11.00%	03/27/2025	107,755	76,147

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SECURED SECOND LIEN LOANS(b) (continued)
Commercial Services & Supplies - 0.48% (0.34% of Total Investments)
AVSC Holding Corp., Initial(f)	8.25%	1M US L + 7.25%	09/01/2025	$805,556	$498,099

Communications Equipment - 0.23% (0.16% of Total Investments)
Global Tel*Link Corp.(f)	8.40%	3M US L + 8.25%	11/29/2026	347,222	240,972

Diversified Consumer Services - 0.50% (0.35% of Total Investments)
Travelport Finance S.à.r.l., Initial(f)	5.25%	1M US L + 5.00%	05/29/2026	579,911	391,318
TruGreen LP, Initial(f)	9.25%	1M US L + 8.50%	11/02/2028	125,392	125,392
Total Diversified Consumer Services				705,303	516,710

Diversified Financial Services - 0.48% (0.34% of Total Investments)
Edelman Financial Center LLC, Initial(f)	6.90%	3M US L + 6.75%	07/20/2026	500,000	500,000

Food Products - 0.30% (0.21% of Total Investments)
Froneri International, Ltd., Facility(f)	5.90%	3M US L + 5.75%	01/31/2028	309,478	311,026

Hotels, Restaurants & Leisure - 0.04% (0.03% of Total Investments)
CEC Entertainment, Inc. Term Loan(f)	7.50%	6M US L + 6.50% (1.00% Floor)	12/30/2027	44,030	41,828

Internet Software & Services - 0.03% (0.03% of Total Investments)
GTT Communications, Inc., Closing Date U.S.(f)	3.00%	1M US L + 2.75%	05/31/2025	45,421	35,357

Software - 1.20% (0.85% of Total Investments)
EagleView Technology Corp.(f)	8.50%	3M US L + 7.50%	08/14/2026	264,991	237,167
MH Sub I LLC, Amendment No. 2 Initial(f)	7.65%	1M US L + 7.50%	09/15/2025	1,000,000	1,003,750
Total Software				1,264,991	1,240,917

Total Secured Second Lien Loans (Cost $4,070,539)				$4,129,756	$3,461,056

SENIOR SECURED FIRST LIEN LOANS(b) - 60.21%* (42.51% of Total Investments)
Aerospace & Defense - 0.43% (0.31% of Total Investments)
Amentum Government Services Holdings LLC, Tranche 2(f)	5.50%	3M US L + 4.75%	01/29/2027	334,432	336,104
Constellis Holdings LLC, Priority(f)	8.50%	1M US L + 7.50%	03/27/2024	119,765	115,373
Total Aerospace & Defense				454,197	451,477

Airlines - 1.41% (1.00% of Total Investments)
Allegiant Travel Company, Replacement(f)	3.21%	3M US L + 3.00%	02/05/2024	385,885	374,671
Delta Air Lines, Inc.(f)	5.75%	1M US L + 4.75%	04/29/2023	526,320	533,747
JetBlue Airways Corp.(f)	6.25%	3M US L + 5.25%	06/17/2024	545,609	560,018
Total Airlines				1,457,814	1,468,436

Auto Components - 2.34% (1.66% of Total Investments)
Dealer Tire LLC, B-1(f)	4.40%	1M US L + 4.25%	12/12/2025	1,121,788	1,111,502
First Brands Group LLC, Tranche B-3(f)	8.50%	1M US L + 7.50%	02/02/2024	126,893	126,258
IXS Holdings, Inc., Initial(f)	6.00%	3M US L + 5.00%	03/05/2027	867,846	868,930
LS Group Opco Acquisition LLC, Initial(f)	4.25%	3M US L + 3.50%	11/02/2027	328,093	327,683
Total Auto Components				2,444,620	2,434,373

Automobiles - 0.48% (0.34% of Total Investments)
Truck Hero, Inc., Initial(f)	3.90%	3M US L + 3.75%	04/22/2024	496,144	495,122

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Beverages - 0.07% (0.05% of Total Investments)
Arterra Wines Canada, Inc., Initial Tranche B-1(f)	4.25%	1M US L + 3.50%	11/24/2027	$68,047	$68,345

Building Products - 0.37% (0.26% of Total Investments)
LBM Acquisition LLC
Initial(f)	N/A	L + 3.75%	12/17/2027	90,931	90,837
Initial Delayed Draw(f)	N/A	L + 3.75%	12/17/2027	20,207	20,186
MI Windows and Doors LLC, Initial(f)	4.50%	1M US L + 3.75%	12/18/2027	47,673	47,732
White Cap Buyer LLC, Initial Closing Date(f)	4.50%	1M US L + 4.00%	10/19/2027	222,564	222,286
Total Building Products				381,375	381,041

Chemicals - 1.16% (0.82% of Total Investments)
Ascend Performance Materials Operations LLC, Initial(f)	6.25%	3M US L + 5.25%	08/27/2026	694,131	695,867
Illuminate Buyer LLC, B(f)	4.15%	3M US L + 4.00%	06/30/2027	52,791	52,769
INEOS Enterprises Holdings, Ltd., Refinancing Tranche B Dollar(f)	4.50%	1M US L + 3.50%	08/28/2026	217,115	215,690
Innovative Water Care Global Corp., Initial(f)	6.00%	3M US L + 5.00%	02/27/2026	221,891	198,593
Potters Industries LLC, Initial(f)	4.75%	3M US L + 4.00%	12/14/2027	42,617	42,617
Total Chemicals				1,228,545	1,205,536

Commercial Services & Supplies - 1.27% (0.90% of Total Investments)
Belfor Holdings, Inc., Initial(f)	4.15%	1M US L + 4.00%	04/06/2026	643,324	641,748
Dun & Bradstreet Corp., Incremental(f)	N/A	L + 3.75%	02/06/2026	134,505	134,448
Harland Clarke Holdings Corp., Initial(f)	5.75%	1M US L + 4.75%	11/03/2023	528,154	465,373
STG-Fairway Holdings LLC, Facility(f)	3.40%	3M US L + 3.25%	01/31/2027	81,128	79,708
Total Commercial Services & Supplies				1,387,111	1,321,277

Communications Equipment - 1.21% (0.85% of Total Investments)
Casa Systems, Inc., Initial(f)	5.00%	1M US L + 4.00%	12/20/2023	498,701	483,740
CCI Buyer, Inc., Initial(f)	N/A	L + 4.00%	12/17/2027	200,428	200,093
Global Tel*Link Corp., 2018(f)	4.40%	1M US L + 4.25%	11/29/2025	454,799	420,771
MLN US HoldCo LLC, B(f)	4.65%	3M US L + 4.50%	11/30/2025	170,156	153,460
Total Communications Equipment				1,324,084	1,258,064

Construction & Engineering - 0.27% (0.19% of Total Investments)
TRC Companies, Inc., 2019 Incremental(f)	6.00%	3M US L + 5.00%	06/21/2024	277,525	276,138

Containers & Packaging - 1.13% (0.80% of Total Investments)
Pregis TopCo LLC
Incremental Amendment No. 2(f)	5.00%	3M US L + 4.25%	07/31/2026	91,667	90,979
Initial(f)	3.90%	1W US L + 3.75%	07/31/2026	299,693	298,195
Pretium PKG Holdings, Inc., Initial(f)	4.75%	1M US L + 4.00%	11/05/2027	228,920	228,634
ProAmpac PG Borrower LLC, 2020-1(f)	5.00%	3M US L + 4.00%	11/03/2025	69,875	69,657
Sabert Corp., Initial(f)	5.50%	2M US L + 4.50%	12/10/2026	489,281	487,241
Total Containers & Packaging				1,179,436	1,174,706

Distributors - 0.29% (0.20% of Total Investments)
BCPE Empire Holdings, Inc., Amendment No. 1(f)	5.00%	1M US L + 4.25%	06/11/2026	95,000	94,466
United Natural Foods, Inc., Initial(f)	4.40%	3M US L + 4.25%	10/22/2025	203,289	201,905
Total Distributors				298,289	296,371

Diversified Consumer Services - 3.53% (2.49% of Total Investments)
Learning Care Group No. 2, Inc., 2020 Incremental(f)	9.50%	1M US L + 8.50%	03/13/2025	389,992	389,992
Mileage Plus Holdings LLC, Initial(f)	6.25%	3M US L + 5.25%	06/21/2027	376,743	391,579
Pug LLC, B-1(f)	8.75%	3M US L + 8.00%	02/12/2027	533,547	540,659

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Diversified Consumer Services (continued)
Sabre GLBL, Inc., 2020 Other B(f)	N/A	L + 4.00%	12/17/2027	$9,413	$9,425
SkyMiles IP, Ltd., Initial(f)	4.75%	3M US L + 3.75%	10/20/2027	155,123	160,605
Sotheby's, Initial(f)	6.50%	3M US L + 5.50%	01/15/2027	423,130	424,188
Staples, Inc., 2019 Refinancing New B-1(f)	5.21%	6M US L + 5.00%	04/16/2026	982,764	950,038
Travelport Finance S.à r.l., Initial (Priority)(f)	8.50%	3M US L + 8.00%	02/28/2025	622,789	613,154
Trugreen Limited Partnership Tl, Second Refinancing(f)	4.15%	3M US L + 4.00%	11/02/2027	183,748	184,438
Total Diversified Consumer Services				3,677,249	3,664,078

Diversified Financial Services - 0.65% (0.46% of Total Investments)
Nexus Buyer LLC, B(f)	3.90%	1M US L + 3.75%	11/09/2026	156,986	155,678
Orion Advisor Solutions, Inc., Initial(f)	5.00%	3M US L + 4.00%	09/24/2027	39,800	39,910
VeriFone Systems, Inc., Initial(f)	4.22%	3M US L + 4.00%	08/20/2025	500,000	482,220
Total Diversified Financial Services				696,786	677,808

Diversified Telecommunication Services - 4.40% (3.10% of Total Investments)
Altice France S.A., USD TLB-13 Incremental(f)	4.24%	1M US L + 4.00%	08/14/2026	1,051,831	1,045,699
Consolidated Communications, Inc., Term Loan B(f)	5.75%	3M US L + 4.75%	10/02/2027	884,683	887,496
LCPR Loan Financing LLC, Initial(f)	5.16%	1M US L + 5.00%	10/15/2026	1,242,661	1,246,029
Northwest Fiber LLC, B(f)	5.65%	1M US L + 5.50%	04/30/2027	216,750	217,088
Syniverse Holdings, Inc., Tranche C(f)	6.00%	1M US L + 5.00%	03/09/2023	610,784	550,298
Windstream Services II LLC, Initial(f)	7.25%	1M US L + 6.25%	09/21/2027	365,992	357,299
Xplornet Communications, Inc., Initial(f)	4.90%	1M US L + 4.75%	06/10/2027	260,759	260,824
Total Diversified Telecommunication Services				4,633,460	4,564,733

Electric Utilities - 0.21% (0.15% of Total Investments)
PG&E Corp., Term Loan(f)	5.50%	PRIME + 4.50%	06/23/2025	213,375	215,562

Electronic Equipment, Instruments & Components - 2.43% (1.72% of Total Investments)
Cardtronics USA, Inc., Initial(f)	5.00%	1M US L + 4.00%	06/29/2027	32,405	32,351
Corsair Gaming, Inc., Term Loan(f)	4.75%	1M US L + 3.75%	08/28/2024	73,640	73,548
Mavenir Systems, Inc., Initial(f)	7.00%	3M US L + 6.00%	05/08/2025	908,693	901,878
Mirion Technologies LLC, Initial Dollar(f)	4.26%	3M US L + 4.00%	03/06/2026	494,975	493,737
Natel Engineering Company, Inc., Initial(f)	6.00%	1M US L + 5.00%	04/30/2026	492,084	463,174
Triton Solar US Acquisition Co., Initial(f)	6.25%	1M US L + 6.00%	10/29/2024	275,938	247,655
Xperi Holding Corp., Initial B(f)	4.15%	3M US L + 4.00%	06/02/2025	313,543	313,869
Total Electronic Equipment, Instruments & Components				2,591,278	2,526,212

Energy Equipment & Services - 0.78% (0.55% of Total Investments)
ChampionX Holding, Inc, Term Loan(f)	6.00%	6M US L + 5.00%	06/03/2027	174,397	177,013
Lealand Finance Company B.V.
Make-Whole(f)	3.15%	1M US L + 3.00%	06/28/2024	8,469	6,775
Take-Back(f)	4.15%	1M US L + 4.00%	06/30/2025	44,880	29,060
WaterBridge Midstream Operating LLC, Initial(f)	6.75%	1M US L + 5.75%	06/22/2026	695,560	595,142
Total Energy Equipment & Services				923,306	807,990

Food Products - 0.17% (0.12% of Total Investments)
H-Food Holdings LLC, 2020 Incremental B-3(f)	6.00%	3M US L + 5.00%	05/23/2025	62,188	62,239
Ozark Holdings LLC, 2020 Refinancing(f)	N/A	L + 4.00%	12/16/2027	34,483	34,483
Zaxby's Operating Company LP, Initial(f)	4.50%	1M US L + 4.25%	12/28/2027	79,247	79,247
Total Food Products				175,918	175,969

Health Care Equipment & Supplies - 0.51% (0.36% of Total Investments)
ASP Navigate Acquisition Corp., Initial(f)	5.50%	3M US L + 4.50%	10/06/2027	421,053	420,000

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Health Care Equipment & Supplies (continued)
Curium BidCo S.a r.l., Term Loan(f)	N/A	L + 4.25%	10/27/2027	$106,007	$105,344
Total Health Care Equipment & Supplies				527,060	525,344

Health Care Providers & Services - 5.92% (4.18% of Total Investments)
ADMI Corp., Amendment No. 3 Incremental(f)	N/A	L + 4.00%	12/23/2027	209,931	209,879
Albany Molecular Research, Inc., 2020(f)	4.50%	3M US L + 3.50%	08/30/2024	155,199	155,491
BW NHHC Holdco, Inc., Initial(f)	5.22%	1M US L + 5.00%	05/15/2025	344,094	300,735
Cambrex Corp., Tranche B-1 Dollar(f)	5.50%	3M US L + 4.50%	12/04/2026	233,850	235,604
EyeCare Partners LLC
Initial Delayed Draw Term Loan(f)	3.90%	3M US L + 3.75%	02/18/2027	110,945	107,853
Initial Term Loan(f)	3.90%	1M US L + 3.75%	02/18/2027	471,914	458,762
Global Medical Response, Inc.
2018 New(f)	5.25%	1M US L + 4.25%	03/14/2025	489,902	484,479
2020 Refinancing(f)	5.75%	3M US L + 4.75%	10/02/2025	150,000	148,750
Heartland Dental, LLC Term Loan, Initial(f)	N/A	L + 3.50%	04/30/2025	500,000	487,030
Maravai Intermediate Holdings LLC, Initial(f)	5.25%	3M US L + 4.25%	10/19/2027	69,276	69,882
Pathway Vet Alliance LLC
Initial(f)	4.15%	1M US L + 4.00%	03/31/2027	109,830	109,665
Initial Delayed Draw Term Loan(f)	4.15%	3M US L + 4.00%	03/31/2027	8,971	8,958
Radiology Partners, Inc., B(f)	4.81%	1M US L + 4.25%	07/09/2025	754,358	740,689
Southern Veterinary Partners LLC, Initial(f)(g)	5.00%	6M US L + 4.00%	10/05/2027	59,552	59,254
Unified Women's Healthcare LLC, Initial(f)	N/A	L + 4.25%	12/18/2027	111,359	110,524
Verscend Holding Corp., B(f)	4.65%	3M US L + 4.50%	08/27/2025	1,240,327	1,237,846
WCG Purchaser Corp., Initial(f)	5.00%	3M US L + 4.00%	01/08/2027	455,814	456,575
WP CityMD Bidco LLC, Initial(f)	5.50%	3M US L + 4.50%	08/13/2026	762,251	760,666
Total Health Care Providers & Services				6,237,573	6,142,642

Health Care Technology - 2.39% (1.69% of Total Investments)
athenahealth, Inc., B(f)	4.65%	3M US L + 4.50%	02/11/2026	1,230,138	1,226,755
Milano Acquisition Corp., B(f)	4.75%	1M US L + 4.00%	10/01/2027	298,766	298,267
Navicure, Inc., 2020 Incremental(f)	4.75%	2M US L + 4.00%	10/22/2026	73,145	72,962
Zelis Cost Management Buyer, Inc., Initial(f)	4.90%	1M US L + 4.75%	09/30/2026	880,578	881,925
Total Health Care Technology				2,482,627	2,479,909

Hotels, Restaurants & Leisure - 4.00% (2.82% of Total Investments)
Alterra Mountain Company, Additional(f)	5.50%	1M US L + 4.50%	08/01/2026	352,021	353,341
Caesars Resort Collection LLC, B-1(f)	4.65%	3M US L + 4.50%	07/21/2025	141,378	141,422
Carnival Corp., Initial Advance(f)	8.50%	1M US L + 7.50%	06/30/2025	65,450	67,250
Casablanca US Holdings, Inc., Amendment No. 2 Initial(f)	4.21%	6M US L + 4.00%	03/29/2024	822,950	659,735
CCM Merger, Inc., B(f)	4.50%	3M US L + 3.75%	11/04/2025	32,893	32,797
CEC Entertainment, Inc. Term Loan(f)	N/A	L + 11.25%	12/29/2025	53,286	63,943
Herschend Entertainment Company LLC, Initial(f)	6.75%	1M US L + 5.75%	08/25/2025	174,179	175,050
Kingpin Intermediate Holdings LLC, 2018 Refinancing(f)	4.50%	1M US L + 3.50%	07/03/2024	682,465	646,636
Red Lobster Management LLC, Initial(f)	6.25%	1M US L + 5.25%	07/28/2021	254,507	249,417
Seaworld Parks & Entertainment, Inc., B-5(f)	3.75%	1M US L + 3.00%	04/01/2024	748,057	725,615
Tacala, LLC Term Loan, Initial(f)	4.50%	3M US L + 3.75%	02/05/2027	199,487	197,534
United PF Holdings LLC
Incremental Term Loan(f)	9.50%	1M US L + 8.50%	12/30/2026	359,100	358,202
Initial(f)	4.25%	3M US L + 4.00%	12/30/2026	516,031	481,458
Total Hotels, Restaurants & Leisure				4,401,804	4,152,400

Household Durables - 0.68% (0.48% of Total Investments)
Samsonite International S.A., 2020 Incremental Tranche B(f)	5.50%	1M US L + 4.50%	04/25/2025	480,831	477,528

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Household Durables (continued)
Weber-Stephen Products LLC, Initial B(f)	4.00%	3M US L + 3.25%	10/30/2027	$228,600	$228,714
Total Household Durables				709,431	706,242

Independent Power/Renewable Electricity Producers - 0.11% (0.08% of Total Investments)
Array Technologies, Inc., Initial(f)	5.00%	1M US L + 4.00%	10/14/2027	115,459	113,006

Industrial Conglomerates - 0.33% (0.23% of Total Investments)
Star US Bidco LLC, Initial(f)	5.25%	3M US L + 4.25%	03/17/2027	351,096	343,635

Insurance - 0.73% (0.51% of Total Investments)
OneDigital Borrower LLC, Initial(f)(g)	5.25%	3M US L + 4.50%	11/16/2027	474,036	474,036
Ryan Specialty Group LLC, Initial(f)	4.00%	1M US L + 3.25%	09/01/2027	281,436	280,381
Total Insurance				755,472	754,417

Internet Software & Services - 4.34% (3.07% of Total Investments)
Castle US Holding Corp., Initial Dollar(f)	4.00%	3M US L + 3.75%	01/29/2027	1,490,625	1,459,411
GTT Communications B.V., Delayed Draw(f)	7.74%	1M US L + 7.50%	12/28/2021	6,308	6,308
GTT Communications, Inc., Priming Facility(f)	7.74%	1M US L + 7.50%	12/28/2021	3,604	3,298
Imperva, Inc.(f)	5.00%	1M US L + 4.00%	01/12/2026	410,604	410,091
Playtika Holding Corp., B(f)	7.00%	1M US L + 6.00%	12/10/2024	1,902,663	1,911,967
Shutterfly, Inc., B(f)	7.00%	1M US L + 6.00%	09/25/2026	678,728	673,882
Ultimate Software Group, Inc., 2020 Incremental(f)	4.75%	3M US L + 4.00%	05/04/2026	43,131	43,322
Total Internet Software & Services				4,535,663	4,508,279

IT Services - 0.84% (0.59% of Total Investments)
Ahead DB Holdings LLC, Initial(f)	6.00%	2M US L + 5.00%	10/18/2027	180,369	177,044
Imprivata, Inc., Initial(f)	4.25%	3M US L + 3.75%	12/01/2027	207,159	207,159
Intrado Corp., Initial B(f)	5.00%	3M US L + 4.00%	10/10/2024	467,760	452,169
Virtusa Corp., Closing Date(f)	N/A	L + 4.25%	12/09/2027	39,617	39,320
Total IT Services				894,905	875,692

Life Sciences Tools & Services - 0.12% (0.08% of Total Investments)
Precision Medicine Group LLC, Initial(f)(g)	4.50%	3M US L + 3.75%	11/18/2027	119,955	119,955

Machinery - 0.09% (0.06% of Total Investments)
Hayward Industries, Inc., 2020 Incremental(f)	4.50%	3M US L + 3.75%	08/04/2026	95,826	95,347

Media - 5.20% (3.67% of Total Investments)
Arches Buyer, Inc., Initial(f)	4.50%	6M US L + 4.00%	12/06/2027	257,876	258,005
Banijay Entertainment S.A.S., Facility B(f)	3.90%	3M US L + 3.75%	03/01/2025	347,765	342,548
Creative Artists Agency LLC
Closing Date(f)	3.90%	1M US L + 3.75%	11/27/2026	679,351	670,295
Incremental B-1(f)	5.25%	1M US L + 4.25%	11/27/2026	373,592	368,612
Cumulus Media New Holdings, Inc., Initial(f)	4.75%	1M US L + 3.75%	03/31/2026	963,345	944,878
Houghton Mifflin Harcourt Publishers, Inc., B(f)	7.25%	3M US L + 6.25%	11/22/2024	481,169	460,921
ProQuest LLC, Initial(f)	N/A	L + 3.50%	10/23/2026	29,012	28,940
Recorded Books, Inc., Initial(f)	4.40%	1M US L + 4.25%	08/29/2025	938,541	931,896
Terrier Media Buyer, Inc., B(f)	4.40%	1M US L + 4.25%	12/17/2026	885,043	884,769
William Morris Endeavor Entertainment LLC, B-2(f)	9.50%	3M US L + 8.50%	05/18/2025	496,250	508,656
Total Media				5,451,944	5,399,520

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Oil, Gas & Consumable Fuels - 0.05% (0.04% of Total Investments)
Permian Production Partners, LLC Term Loan(c)(f)	9.00%	1M US L + 8.00% (2.00% PIK/1.00% Floor)	11/20/2025	$136,765	$54,706

Personal Products - 0.95% (0.67% of Total Investments)
Knowlton Development Corp., Inc., Initial (2020)(f)	4.75%	1M US L + 3.75%	12/22/2025	989,924	981,263

Pharmaceuticals - 0.23% (0.16% of Total Investments)
Amneal Pharmaceuticals, LLC, Initial Term Loan(f)	3.69%	3M US L + 3.50%	05/04/2025	245,997	239,283

Professional Services - 1.25% (0.88% of Total Investments)
AQ Carver Buyer, Inc., Initial(f)	6.00%	1M US L + 5.00%	09/23/2025	462,041	455,111
Globallogic Holdings, Inc., 2020 Incremental B-2(f)	4.50%	1M US L + 3.75%	09/14/2027	105,370	104,843
IG Investments Holdings, LLC (fka Igloo Merger Sub, LLC), Refinancing Term Loan(f)	5.00%	1M US L + 4.00%	05/23/2025	742,386	739,973
Total Professional Services				1,309,797	1,299,927

Semiconductors & Semiconductor Equipment - 0.00%(h) (0.00% of Total Investments)
Allegro MicroSystems, Inc., Cov-Lite Term Loan B(f)	4.50%	3M US L + 4.00%	09/30/2027	619	617

Software - 6.89% (4.86% of Total Investments)
Cambium Learning Group, Inc., Initial(f)	4.75%	1M US L + 4.50%	12/18/2025	989,883	982,664
Cardinal Parent, Inc., Initial(f)	N/A	L + 4.50%	11/12/2027	182,050	179,470
CommerceHub, Inc., Initial(f)	N/A	L + 4.00%	12/29/2027	81,847	81,745
Conservice Midco LLC, Initial(f)	4.50%	1M US L + 4.25%	05/13/2027	122,769	122,769
Cornerstone OnDemand, Inc.(f)	4.39%	1M US L + 4.25%	04/22/2027	304,035	305,066
CT Technologies Intermediate Holdings, Inc., Initial(f)	6.00%	1M US L + 5.00%	12/16/2025	169,022	168,177
DCert Buyer, Inc., Initial(f)	4.15%	3M US L + 4.00%	10/16/2026	294,516	293,833
DiscoverOrg LLC, Initial(f)	3.90%	3M US L + 3.75%	02/02/2026	866,118	865,036
EagleView Technology Corp.(f)	3.73%	1M US L + 3.50%	08/14/2025	279,590	274,347
Fiserv Investment Solutions, Inc., Initial(f)	4.97%	3M US L + 4.75%	02/18/2027	445,335	448,306
Flexera Software LLC(f)	N/A	L + 3.75%	01/26/2028	23,506	23,477
Greeneden U.S. Holdings I LLC, Initial Dollar (2020)(f)	4.75%	1M US L + 4.00%	12/01/2027	445,740	446,159
LegalZoom.com, Inc., 2018(f)	4.71%	1M US L + 4.50%	11/21/2024	400,000	400,000
MH Sub I LLC, 2020 June New(f)	4.75%	PRIME + 3.75%	09/13/2024	231,975	231,047
Micro Holding Corp. & MH Sub I, LLC, Term Loan(f)	3.65%	1M US L + 3.50%	09/13/2024	245,546	241,956
Planview Parent, Inc.
Closing Date(f)	N/A	L + 4.00%	12/17/2027	110,691	110,414
Delayed Draw(f)	N/A	L + 4.00%	12/17/2027	25,862	25,798
Project Alpha Intermediate Holding, Inc., 2019 Incremental(f)	4.48%	3M US L + 4.25%	04/26/2024	587,638	584,700
Redstone Holdco 2 LP, Initial(f)	6.00%	1M US L + 5.00%	09/01/2027	386,041	387,126
Upland Software, Inc., Initial(f)	3.90%	3M US L + 3.75%	08/06/2026	987,500	979,274
Total Software				7,179,664	7,151,364

Specialty Retail - 1.89% (1.34% of Total Investments)
Bass Pro Group LLC, Initial(f)	5.75%	1M US L + 5.00%	09/25/2024	1,243,636	1,245,862
Jo-Ann Stores LLC, Initial(f)	6.00%	3M US L + 5.00%	10/20/2023	750,000	720,315
Total Specialty Retail				1,993,636	1,966,177

Textiles, Apparel & Luxury Goods - 1.09% (0.77% of Total Investments)
Champ Acquisition Corp., Initial(f)	5.76%	3M US L + 5.50%	12/19/2025	520,476	517,092

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Textiles, Apparel & Luxury Goods (continued)
Elevate Textiles, Inc., Initial(f)	5.26%	3M US L + 5.00%	05/01/2024	$685,381	$612,847
Total Textiles, Apparel & Luxury Goods				1,205,857	1,129,939

Total Senior Secured First Lien Loans (Cost $62,482,522)				$63,649,633	$62,502,902

	Shares	Value
COMMON STOCK - 0.13%* (0.09% of Total Investments)
Aerospace & Defense - 0.01% (0.01% of Total Investments)
New Constellis Borrower LLC(c)(i)	6,795	$11,046

Energy Equipment & Services - 0.03% (0.02% of Total Investments)
Mcdermott International, Ltd.(i)	35,710	28,925

Food & Staples Retailing - 0.09% (0.06% of Total Investments)
CEC Brands, LLC - EQ(i)	10,454	92,779

Oil, Gas & Consumable Fuels - –% (–% of Total Investments)
PERMIAN PRODUCTION PARTNERS - EQ(c)(i)	18,995	-

Total Common Stock (Cost $119,245)	71,954	$132,750

MONEY MARKET MUTUAL FUNDS - 1.68%* (1.18% of Total Investments)
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class (0.010% 7-Day Yield)	1,743,026	$1,743,026
Total Money Market Mutual Funds (Cost $1,743,026)	1,743,026	$1,743,026

Total Investments - 141.62% (Cost $159,031,758)		$147,020,835
Liabilities in Excess of Other Assets - (0.58)%		(599,336)
Leverage Facility (Net of $40,929 Deferred Leverage Costs) - (41.04)%		(42,609,071)
Net Assets - 100.00%		$103,812,428

*	Amounts above are shown as a percentage of net assets as of December 31, 2020.
(a)	The rate shown is the coupon as of the end of the reporting period.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $78,443,381, which represents approximately 75.56% of the Trust's net assets as of December 31, 2020. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(e)	CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are based on rates that existed as of December 31, 2020.
(f)	When-issued or delivery-delayed security. All or a portion of this position has not settled as of December 31, 2020. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Trust will not accrue interest until the settlement date, at which point LIBOR will be established. The total cost of securities purchased on a when-issued or delivery-delayed basis was $1,475,665 as of December 31, 2020.
(g)	This investment has an unfunded commitment as of December 31, 2020.
(h)	Amount represents less than 0.005% of net assets.
(i)	Non-income producing security.

All securities held as of December 31, 2020 are pledged as collateral for the leverage facility.